Consolidated Statements of Operations - USD ($)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating loss		$ (5,507,000)	$ (37,888,000)
Other income:
Interest expense, net		(836,000)	(224,000)
Gain on extinguishment of debt			1,806,000
Change in fair value of SAFE agreements		(91,000)	527,000
Other income, net		6,000	133,000
Total other (expense) income, net		(921,000)	2,242,000
Loss before income taxes		(6,428,000)	(35,646,000)
Income tax benefit (expense)		23,000	(2,000)
Net loss		$ (6,405,000)	$ (35,648,000)
Weighted-average number of units outstanding
Basic and diluted weighted average shares outstanding of Class A ordinary shares (in Shares)		122,501,241	122,500,000
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)		$ (0.05)	$ (0.29)
Basic and diluted weighted average shares outstanding of Class B ordinary shares (in Shares)		122,501,241	122,500,000
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)		$ (0.05)	$ (0.29)
Revenue		$ 85,946,000	$ 72,550,000
Operating expenses:
Cost of revenues (excluding depreciation)		75,513,000	100,307,000
Depreciation		1,072,000	840,000
General and administrative expense (excluding depreciation)		14,868,000	9,291,000
Total operating expenses		91,453,000	$ 110,438,000
Inflection Point Acquisition Corp
Formation and operating costs	$ 491,341	5,024,198
Operating loss	(491,341)	(5,024,198)
Other income:
Change in fair value of SAFE agreements	193,471
Issuance cost of over-allotment	(23,439)
Interest income	5,798	4,833,790
Total other (expense) income, net	175,830	4,833,790
Net loss	$ (315,511)	$ (190,408)
Class A Ordinary Shares
Weighted-average number of units outstanding
Basic and diluted weighted average shares outstanding of Class A ordinary shares (in Shares)		32,975,000	9,322,714
Class A Ordinary Shares | Inflection Point Acquisition Corp
Weighted-average number of units outstanding
Basic and diluted weighted average shares outstanding of Class A ordinary shares (in Shares)	9,322,714	32,975,000
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)	$ (0.02)	$ 0
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)	(0.02)	$ 0
Class B Ordinary Shares
Weighted-average number of units outstanding
Basic and diluted weighted average shares outstanding of Class A ordinary shares (in Shares)		8,243,750	7,485,546
Class B Ordinary Shares | Inflection Point Acquisition Corp
Weighted-average number of units outstanding
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)	$ (0.02)	$ 0
Basic and diluted weighted average shares outstanding of Class B ordinary shares (in Shares)	7,485,546	8,243,750
Basic and diluted net loss per share, Class B ordinary shares (in Dollars per share)	$ (0.02)	$ 0